Fixed Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Computer equipment USD ($)	Dec. 31, 2012 Computer equipment CNY	Dec. 31, 2011 Computer equipment CNY	Dec. 31, 2012 Office building USD ($)	Dec. 31, 2012 Office building CNY	Dec. 31, 2011 Office building CNY	Dec. 31, 2012 Office building related facility, machinery and equipment USD ($)	Dec. 31, 2012 Office building related facility, machinery and equipment CNY	Dec. 31, 2011 Office building related facility, machinery and equipment CNY	Dec. 31, 2012 Vehicles USD ($)	Dec. 31, 2012 Vehicles CNY	Dec. 31, 2011 Vehicles CNY	Dec. 31, 2012 Office equipment USD ($)	Dec. 31, 2012 Office equipment CNY	Dec. 31, 2011 Office equipment CNY	Dec. 31, 2012 Leasehold improvements USD ($)	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2012 Construction in Progress USD ($)	Dec. 31, 2012 Construction in Progress CNY	Dec. 31, 2011 Construction in Progress CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,059,883	6,603,181	4,347,600	$ 798,238	4,973,104	3,450,160	$ 146,303	911,482	393,865	$ 25,078	156,240	137,209	$ 1,207	7,519	6,943	$ 34,087	212,368	177,509	$ 31,099	193,751	178,932	$ 23,871	148,717	2,982
Accumulated depreciation	(435,836)	(2,715,304)	(1,653,600)
Fixed assets, net	$ 624,047	3,887,877	2,694,000